Significant accounting policies - Schedule of Estimated And Weighted Average Useful Lives of Depreciable Assets (Details)	Dec. 31, 2025	Dec. 31, 2024
Utility plant | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year	1 year
Utility plant | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	100 years	100 years
Utility plant | Weighted average remaining useful lives
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	41 years	41 years
Hydro: generation facilities and other | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Hydro: generation facilities and other | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	60 years	60 years
Hydro: generation facilities and other | Weighted average remaining useful lives
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	35 years	35 years